Income Taxes - Schedule of Reconciliation of the Statutory Tax Rate (Details) - USD ($)	3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2025	Dec. 31, 2024
Schedule of Reconciliation of the Statutory Tax Rate [Abstract]
Amount of Statutory federal income tax (in Dollars)						$ (8,597,455)
Percentage of Statutory federal income tax						21.00%	21.00%
Amount of State and local taxes, net of federal tax benefit (in Dollars)						$ (250,603)
Percentage of State and local taxes, net of federal tax benefit						0.61%	1.04%
Amount of Warrants and issuance of common stock (in Dollars)						$ 5,932,653
Percentage of Warrants and issuance of common stock						(14.49%)	(12.15%)
Amount of Adjustment to deferred tax assets (in Dollars)						$ (52,186)
Percentage of Adjustment to deferred tax assets						0.13%	(6.32%)
Amount of Other (in Dollars)						$ 160
Percentage of Other						0.00%	(0.87%)
Amount of Change in valuation allowance (in Dollars)						$ 2,967,432
Percentage of Change in valuation allowance						(7.25%)	(2.71%)
Amount of Income tax expense (in Dollars)
Percentage of Income tax expense						0.00%	0.00%